Share-based Payments - Award Activity Related to Other Awards (Details)	12 Months Ended
	Mar. 31, 2021 shares ¥ / shares	Mar. 31, 2020 shares ¥ / shares	Mar. 31, 2019 shares ¥ / shares
Phantom stock appreciation rights (PSARs)
Number of shares
As of beginning of the year (in shares)	2,686,749	4,175,347	4,584,937
Exercised (in shares)	0	(17,737)	(214,296)
Forfeited/expired after vesting (in shares)	(416,310)	(1,470,861)	(195,294)
As of end of the year (in shares)	2,270,439	2,686,749	4,175,347
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share) | ¥ / shares	¥ 4,873	¥ 4,849	¥ 4,650
Exercised (in JPY per share) | ¥ / shares	0	4,284	4,428
Forfeited/expired after vesting (in JPY per share) | ¥ / shares	4,641	4,562	4,940
As of end of the year (in JPY per share) | ¥ / shares	¥ 4,997	¥ 4,873	¥ 4,849
Restricted stock units (RSUs)
Number of shares
As of beginning of the year (in shares)	1,439,536	401,153	398,479
Granted (in shares)	23,541	1,403,045	279,436
Forfeited before vesting (in shares)	(155,551)	(188,383)	(92,829)
Settled (in shares)	(529,075)	(176,279)	(183,933)
As of end of the year (in shares)	778,451	1,439,536	401,153
Liability-settled long-term incentive plan (LTIP)
Number of shares
As of beginning of the year (in shares)	0
Granted (in shares)	286,316
Forfeited before vesting (in shares)	(29,478)
Settled (in shares)	(59,690)
Transfer to liability-settled LTIP (in shares)	65,846
As of end of the year (in shares)	262,994	0